Related Party Transactions - Schedule of remuneration package of members of key management personnel (Details) $ in Thousands		1 Months Ended												12 Months Ended
	Jun. 30, 2025 shares	Dec. 31, 2025 equityInstrument	Sep. 30, 2025 equityInstrument	Jun. 30, 2025 equityInstrument	Mar. 31, 2025 equityInstrument	Dec. 31, 2024 equityInstrument	Sep. 30, 2024 equityInstrument	Jun. 30, 2024 equityInstrument	Apr. 30, 2024 equityInstrument	Dec. 31, 2023 equityInstrument	Oct. 31, 2023 equityInstrument	Jul. 31, 2023 equityInstrument	Apr. 30, 2023 equityInstrument	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Disclosure of transactions between related parties [line items]
Numbers of stock options granted in the year (in shares)		17,595	30,762	593,475	21,469	20,296	33,529	660,166	42,243	79,305	74,529	629,121	61,056	663,301	756,234	844,011
Restricted stock units (RSUs)
Disclosure of transactions between related parties [line items]
Numbers of stock units granted in the year (in shares) | shares														234,845	349,521	192,237
Performance stock units (PSUs)
Disclosure of transactions between related parties [line items]
Numbers of stock units granted in the year (in shares) | shares	30,360
Senior management
Disclosure of transactions between related parties [line items]
Gross salary														$ 5,285	$ 4,529	$ 4,161
Variable pay														3,276	3,084	2,816
Employer social security														2,497	1,473	807
Other short term benefits														497	672	545
Post-employment benefits for the Senior Management Team														327	274	167
Cost of stock options granted in the year for the Senior Management Team														16,819	17,758	27,983
Cost of restricted stock units granted in the year for the Senior Management Team														0	16,211	11,694
Cost of performance stock units granted in the year for the Senior Management Team														13,899	0	0
Employer social security cost related to stock options														1,432	2,825	(494)
Total benefits for key management personnel														$ 44,032	$ 46,826	$ 47,679
Numbers of stock options granted in the year (in shares) | shares														73,091	98,306	132,100
Senior management | Restricted stock units (RSUs)
Disclosure of transactions between related parties [line items]
Numbers of stock units granted in the year (in shares) | shares														0	36,365	30,425
Senior management | Performance stock units (PSUs)
Disclosure of transactions between related parties [line items]
Numbers of stock units granted in the year (in shares) | shares														24,742	0	0
Non-executive directors
Disclosure of transactions between related parties [line items]
Board fees and other short-term benefits for Non-Executive Directors														$ 774	$ 731	$ 533
Cost of stock options granted in the year for the Senior Management Team														0	0	2,280
Cost of restricted stock units granted in the year for the Senior Management Team														3,159	4,511	1,034
Total benefits for key management personnel														$ 3,933	$ 5,242	$ 3,846
Numbers of stock options granted in the year (in shares) | shares														0	0	12,400
Numbers of stock units granted in the year (in shares) | shares														5,624	10,118	2,713